NON—CONTROLLING INTERESTS (Details Narrative) - USD ($)			1 Months Ended			12 Months Ended
	Nov. 24, 2023	Sep. 17, 2021	Mar. 31, 2021	Dec. 31, 2020	Sep. 30, 2018	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Loss on sale of investment properties						$ 398,247	$ 486,863
Two partnership entities [member]
IfrsStatementLineItems [Line Items]
Percentage of interest not own		100.00%			100.00%
Three partnership entities [member]
IfrsStatementLineItems [Line Items]
Percentage of interest not own				100.00%
One Partnership Entity [Member]
IfrsStatementLineItems [Line Items]
Percentage of interest not own			100.00%
Description of group participation in partnership entity			According to the initial terms of the partnership agreement, the Group participation in the partnership entity will be of 50% during the construction of the first two phases with a dilution in the construction of the remaining two phases for a total participation of 33% at the end of the fourth phase.
Capiaradix fondode inversion [member]
IfrsStatementLineItems [Line Items]
Ownership interest percentage	60.00%
Ownership interest decreased percent	40.00%